Stock-Based Compensation - Non-vested Restricted Stock Units (RSUs) (Detail) (Restricted Stock Units (RSUs) [Member], USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2014	Mar. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested, Restricted Stock Units/Awards, Beginning Balance		72,916	62,500
Granted, Restricted Stock Units	500,000	500,000	41,666
Vested, Restricted Stock Units		(45,139)	(31,250)
Cancelled, Restricted Stock Units
Non-vested, Restricted Stock Units/Awards, Ending Balance		527,777	72,916
Non-vested, Weighted-Average Grant Date Fair Value, Beginning Balance		$ 5.05	$ 5.70
Granted, Weighted-Average Grant Date Fair Value		$ 1.47	$ 4.56
Vested, Weighted-Average Grant Date Fair Value		$ 5.34	$ 5.70
Cancelled, Weighted-Average Grant Date Fair Value
Non-vested, Weighted-Average Grant Date Fair Value, Ending Balance		$ 1.63	$ 5.05
Non-vested, Weighted Average Remaining Contractual Term, Ending Balance		2 years 9 months 22 days	1 year 2 months 1 day
Non-vested, Aggregate Intrinsic Value, Ending Balance		$ 644	$ 81